June 24, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-CSR
     John Hancock Equity Trust (the "Registrant") on behalf of:
     John Hancock Growth Trends Fund

     File Nos. 2-92548; 811-4079

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrants Form N-CSR filing for the period ending April 30, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1722.

Sincerely,


/s/Brian E. Langenfeld
Brian E. Langenfeld
Attorney and Assistant Secretary


ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Growth Trends Fund

4.30.2004

Semiannual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman President and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 12

For your information
page 25

To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. The merger combines two exceptionally strong companies into a single, integrated, global market leader whose scale and capital will create an industry pacesetter strengthening our company's leadership in markets around the world.

Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as chairman, president and chief executive officer in order to pursue personal interests. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Effective May 12, 2004, I have also been appointed by your Board of Trustees to the roles of Trustee, President and Chief Executive Officer of your fund. I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. In that role, my responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity businesses through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Prior to joining John Hancock, I served as Co-Chief Executive Officer of MetLife Investors Group, a subsidiary of MetLife, Inc. In that capacity my responsibilities included the design, manufacture and distribution of MetLife's annuity and life insurance products sold through third-party channels.

Although there has been a change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of April 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
investing approxi-
mately one-third
of its assets in
equity securities
of U.S. and foreign
companies in each
of the following
sectors: financial
services, health care
and technology.

Over the last six months

* The stock market advanced on strong economic and corporate earnings news.

* Technology was the worst-performing sector, retreating after strong 2003 advances, and financials underperformed on interest-rate hike fears.

* Health-care stocks produced strong results and were the Fund's best-performing sector, in part due to the Fund's large stake in biotech stocks.

[Bar chart with heading "John Hancock Growth Trends Fund." Under the heading is a note that reads "Fund performance for the six months ended April 30, 2004." The chart is scaled in increments of 2% with 0% at the bottom and 4% at the top. The first bar represents the 3.09% total return for Class A. The second bar represents the 2.59% total return for Class B. The third bar represents the 2.59% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested."]

Top holdings

Financial Services

 8.2%   Bank of America
 8.0%   Citigroup
 7.8%   Wells Fargo
 7.7%   State Street
 7.1%   American International Group

Health Care

 6.2%   Neurocrine Biosciences
 6.0%   WebMD
 4.9%   Gilead Sciences
 4.2%   Abbott Laboratories
 4.0%   Pfizer

Technology

12.5%   Microsoft
10.4%   IBM
 7.3%   QUALCOMM
 7.0%   Cisco Systems
 4.7%   Intel

As a percentage of Financial Services, Health Care and Technology net assets, respectively, on 4-30-04.

MANAGERS'
REPORT

JOHN HANCOCK
Growth Trends Fund

After a strong run in 2003, the stock market turned choppy during the first few months of 2004, as a dynamic tension emerged between investors focused on positive earnings growth and those concerned about the prospect of rising interest rates. Nonetheless, the market posted a solid return in the six-month period ending April 30, 2004, with the Standard & Poor's 500 Index advancing 6.27%. In this period, the Fund's Class A, Class B and Class C shares posted total returns of 3.09%, 2.59% and 2.59%, respectively, at net asset value. That compared with the 5.73% return of the average multi-cap core fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please see pages six and seven.

"Health-care stocks were
 standouts among the
 Fund's three sectors."

Health-care stocks were standouts among the Fund's three sectors, while technology stocks retreated in this period after strong gains in 2003, and financials underperformed the broad market on fears that rising interest rates would stunt earnings growth.

FINANCIALS By James K. Schmidt, CFA,
John Hancock Advisers, LLC

Financial stocks produced positive results over the last six months, but growing fears that an interest-rate hike was increasingly certain and increasingly near caused financial companies to falter. Rising rate fears hit banks the hardest, and they lagged behind the sector. But banks that were involved in mergers stood out, and they were among the portfolio's top performers. Both FleetBoston and Bank of America served us well when their stocks rose after an initial shakeout period following the merger announcement in late October 2003. J.P. Morgan Chase's stock rose with the announcement that it was buying Bank One Corp. Some of our biggest disappointments also came from the bank group, however. Earnings disappointments hurt the stocks of

State Street and Fifth Third Bancorp., while M&T Bank Corp. fell on reduced mortgage-related activity and the challenging mortgage environment.

After several tough years, many insurance companies rebounded in the period. Reinsurers RenaissanceRe and Transatlantic Holdings served us well, as did our stock selection among life insurers such as Prudential Financial and Hartford Financial. They benefited from the market's rebound, which boosted sales of their variable annuity products. Property and casualty giant American International Group also rebounded from previous troubles. Asset managers that avoided the mutual fund scandals also did well, such as Legg Mason. Investment bankers had solid earnings growth, but the group's results were mixed, as the market remained wary about interest rates and volatile earnings. Our large position in Goldman Sachs helped performance.

"...financials underper-
 formed the broad market
 on fears that rising
 interest rates would
 stunt earnings growth."

We remain optimistic about the prospects for financial stocks and will continue to favor those companies with leverage to an economic and market recovery, including brokers, asset managers, financial processors and banks with capital markets exposure.

HEALTH CARE By Jordan Schreiber, CFA,
Mercury Advisors

The health-care sector posted a solid gain during the period, outperforming the broader market. Several health-care subsectors did surprisingly well over the past six months, notably managed care and biotechnology. Even pharmaceuticals, viewed as the most defensive health-care subsector, outperformed the broader market, as investor concerns about potentially onerous health-care legislation diminished and valuations reached historically attractive levels.

Fund performance was helped by having a large presence in the biotechnology subsector. Standouts in this area included Neurocrine Biosciences, Inc., which is developing a new drug for treating insomnia, a large unsatisfied market, and Charles River Laboratories, a leader in providing animal models for drug development. We were also helped by our holdings in Celgene Corp., whose drug Thalomid is a leading treatment for multiple myeloma, and Abgenix Inc., which is a technology leader in developing fully human antibodies against numerous diseases. The Fund also benefited from its holdings in medical device and orthopedics companies such as Guidant
Corp. and Smith & Nephew PLC.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 24%, the second is Computers 20%, the third Medical -- drugs 13%, the fourth Banks -- United States 13% and the fifth Insurance 8%.]

Disappointments during the period include generic drug maker Taro
Pharmaceuticals Inc., which had a surprise earnings shortfall, and Cubist Pharmaceuticals, whose new highly-effective antibiotic is experiencing a slower than expected sales ramp.

Looking ahead, valuations in the large-cap pharmaceutical sector have become more attractive. Hospital admission trends appear to be improving and bad debt concerns sparked by a slow economy are moderating, which could offer opportunity for that subsector. We also believe biotechnology remains a dynamic long-term growth area; however, we plan to remain diversified within the health-care sector so as to minimize risk.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 4-30-04." The chart is divided into four sections (from top to left): Medical 37%, Technology 32%, Financial 30% and Short-term investments & other 1%.]

TECHNOLOGY By Anurag Pandit, CFA,
John Hancock Advisers, LLC

Technology was the only sector of the S&P 500 to decline during the past six months. Concerns about relatively high valuations weighed on technology stocks, and threats of terrorism and rising interest rates led many investors to reduce the risk profile of their portfolios.

We focused on companies that would benefit the most from an increase in technology spending. In particular, we emphasized software, storage and communications equipment stocks over hardware and semiconductor names.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Neurocrine Bioscience followed by an up arrow with the phrase "Developing new insomnia drug." The second listing is Bank of America followed by an up arrow with the phrase "Boosted by announced acquisition of FleetBoston." The third listing is Intel followed by a down arrow with the phrase "Lackluster 2004 outlook hurts stock."]

Our stock selection was most successful in the software and communications equipment segments. The best performance contributor was Autodesk, which makes the leading software for drafting and building design. Symantec, a maker of computer security software, and Websense, which makes Internet monitoring software, also posted strong results. Among communications equipment stocks, wireless chipmaker QUALCOMM was the top performance contributor. The company raised its dividend and earnings forecasts based on higher-than-expected revenues. Cell phone manufacturer Motorola also performed well, benefiting from the successful introduction of new products.

"Technology was the only
 sector of the S&P 500 to
 decline during the past
 six months."

Our stock selection fared less well in semiconductor stocks, which detracted the most from performance. Intel posted negative results after providing a lackluster 2004 outlook. The portfolio's semiconductor equipment holdings Applied Materials and KLA-Tencor also suffered losses during the period.

Despite the recent decline in technology stocks, we believe the outlook for the sector is still positive. Further economic improvement, as evidenced by the recent rebound in job growth, should convince corporations to loosen their purse strings after several years of depressed technology spending.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

 A LOOK AT
PERFORMANCE

For the period ended
April 30, 2004

                              Class A      Class B      Class C
Inception date                9-22-00      9-22-00      9-22-00

Average annual returns with maximum sales charge (POP)
One year                        16.63%       16.76%       19.45%
Since inception                -15.71%      -15.83%      -15.35%

Cumulative total returns with maximum sales charge (POP)
Six months                      -2.07%       -2.41%        0.66%
One year                        16.63%       16.76%       19.45%
Since inception                -45.97%      -46.26%      -45.15%

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge
(CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

 GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $8,083 as of April 30, 2004. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Growth Trends Fund, before sales charge, and is equal to $5,690 as of April 30, 2004. The third line represents the value of the same hypothetical investment made in the John Hancock Growth Trends Fund, after sales charge, and is equal to $5,403 as of April 30, 2004.

             Cum Value    Cum Value
               of $10K      of $10K      S&P 500
Plot Date     (No Load)     (w/Load)       Index

9-22-00        $10,000       $9,500      $10,000
9-30-00         10,000        9,497        9,472
10-31-00         9,540        9,060        9,432
1-31-01          8,670        8,234        9,041
4-30-01          7,390        7,018        8,294
5-31-01          7,310        6,942        8,349
7-31-01          6,842        6,497        8,066
10-31-01         5,880        5,584        7,083
1-31-02          6,261        5,945        7,581
4-30-02          5,810        5,517        7,247
5-31-02          5,519        5,242        7,193
7-31-02          4,598        4,366        6,160
10-31-02         4,498        4,271        6,013
1-31-03          4,367        4,148        5,836
4-30-03          4,638        4,404        6,282
5-31-03          5,008        4,756        6,613
7-31-03          5,269        5,004        6,816
10-31-03         5,519        5,242        7,264
1-31-04          5,940        5,641        7,854
4-30-04          5,690        5,403        8,083

                                    Class B      Class C 1
Period beginning                    9-22-00      9-22-00
Without sales charge                 $5,540       $5,540
With maximum sales charge            $5,374       $5,485
Index                                $8,083       $8,083

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of April 30, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
April 30, 2004
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


ISSUER                                                                                         SHARES           VALUE
COMMON STOCKS 99.10%                                                                                     $196,864,224
(Cost $174,517,136)

Advertising 0.14%                                                                                             278,012
DoubleClick, Inc.*                                                                             34,450         278,012

Banks -- United States 13.16%                                                                              26,134,345
Bank of America Corp.                                                                          61,606       4,958,667
Charter One Financial, Inc.                                                                    42,000       1,401,540
Fifth Third Bancorp                                                                            78,000       4,185,480
M&T Bank Corp.                                                                                 10,000         850,000
SouthTrust Corp.                                                                              128,000       3,978,240
State Street Corp.                                                                             96,000       4,684,800
Wachovia Corp.                                                                                 30,000       1,372,500
Wells Fargo & Co.                                                                              83,300       4,703,118

Broker Services 2.41%                                                                                       4,794,350
Goldman Sachs Group, Inc. (The)                                                                34,000       3,289,500
Lehman Brothers Holdings, Inc.                                                                 10,000         734,000
Morgan Stanley                                                                                 15,000         770,850

Computers 20.36%                                                                                           40,432,787
Autodesk, Inc.                                                                                 82,650       2,768,775
BARRA, Inc.                                                                                    35,750       1,460,387
Cisco Systems, Inc.*                                                                          215,450       4,496,441
Citrix Systems, Inc.* +                                                                        93,050       1,772,602
Dell, Inc.*                                                                                    44,700       1,551,537
Digital Insight Corp.* +                                                                       89,050       1,718,665
eBay, Inc.* +                                                                                  21,600       1,724,112
EMC Corp.*                                                                                    182,986       2,042,124
Hewlett-Packard Co.                                                                            52,715       1,038,485
International Business Machines Corp.                                                          75,995       6,700,479
Lexmark International, Inc.*                                                                   21,958       1,986,321
Macromedia, Inc.*                                                                              43,700         900,220
McDATA Corp. (Class A) *                                                                       59,600         317,668
Microsoft Corp.                                                                               311,650       8,093,551
Symantec Corp.* +                                                                              34,000       1,531,700

See notes to
financial statements.

8



ISSUER                                                                                         SHARES           VALUE
Computers (continued)
VeriSign, Inc.*                                                                                72,650      $1,171,845
Websense, Inc.* +                                                                              39,250       1,157,875

Electronics 5.58%                                                                                          11,083,736
Applied Materials, Inc.*                                                                      105,950       1,931,468
Intel Corp.                                                                                   117,800       3,030,994
KLA-Tencor Corp.* +                                                                            26,550       1,106,339
RF Micro Devices, Inc.* +                                                                      59,200         435,712
Taiwan Semiconductor Manufacturing Co. Ltd.
American Depositary Receipts (ADR) (Taiwan) *+                                                243,610       2,321,603
Texas Instruments, Inc.                                                                        89,945       2,257,620

Finance 6.61%                                                                                              13,137,861
American Express Co.                                                                           84,000       4,111,800
Citigroup, Inc.                                                                               101,000       4,857,090
First Data Corp.                                                                               32,850       1,491,061
J.P. Morgan Chase & Co.                                                                        40,000       1,504,000
Legg Mason, Inc.                                                                               11,000       1,012,660
National Financial Partners Corp.*                                                              5,160         161,250

Insurance 7.53%                                                                                            14,959,037
American International Group, Inc.                                                             60,000       4,299,000
Benfield Group Plc (United Kingdom)                                                            16,035          74,786
Hartford Financial Services Group, Inc. (The)                                                   7,200         439,776
Marsh & McLennan Cos., Inc.                                                                    93,250       4,205,575
PartnerRe Ltd. (Bermuda)                                                                       50,000       2,865,000
RenaissanceRe Holdings Ltd. (Bermuda)                                                          16,000         843,040
Scottish Re Group Ltd. (Cayman Islands)                                                        32,000         700,160
Transatlantic Holdings, Inc.                                                                    9,000         805,500
Willis Group Holdings Ltd. (Bermuda)                                                           20,000         726,200

Leisure 0.18%                                                                                                 364,228
Imax Corp. (Canada) *+                                                                         73,300         364,228

Media 0.66%                                                                                                 1,310,994
Macrovision Corp.*                                                                             77,850       1,310,994

Medical 23.75%                                                                                             47,181,280
Abgenix, Inc.*                                                                                150,000       2,440,500
Aetna, Inc.                                                                                    30,000       2,482,500
AmerisourceBergen Corp.                                                                        45,000       2,605,050
Amgen, Inc.*                                                                                   30,000       1,688,100
Anthem, Inc.*                                                                                  15,000       1,328,700
Baxter International, Inc.                                                                     75,000       2,373,750
Boston Scientific Corp.*                                                                       45,000       1,853,550
Cell Genesys, Inc.*                                                                           110,000       1,215,500
Cerner Corp.*                                                                                  40,000       1,712,800
Charles River Laboratories International, Inc.*                                                60,000       2,760,000
Gilead Sciences, Inc.*                                                                         60,000       3,649,800

See notes to
financial statements.

9



ISSUER                                                                                         SHARES           VALUE
Medical (continued)
Guidant Corp.                                                                                  45,000      $2,835,450
HCA, Inc.                                                                                      55,000       2,234,650
Integra LifeSciences Holdings*                                                                 55,000       1,760,000
Lexicon Genetics, Inc.*                                                                       296,200       2,091,172
Manor Care, Inc.*                                                                              75,000       2,433,000
Medarex, Inc.*                                                                                101,900         971,107
Medtronic, Inc.                                                                                45,000       2,270,700
Millennium Pharmaceuticals, Inc.*                                                              90,000       1,349,100
Smith & Nephew Plc (United Kingdom)                                                           151,736       1,540,501
Triad Hospitals, Inc.*                                                                         35,000       1,190,350
WebMD Corp.*                                                                                  500,000       4,395,000

Medical -- Drugs 13.32%                                                                                    26,464,029
Abbott Laboratories                                                                            70,000       3,081,400
Celgene Corp.*                                                                                 55,000       2,842,950
Cubist Pharmaceuticals, Inc.*                                                                 170,000       1,689,800
Cypress Bioscience Inc.*                                                                       35,600         517,268
Impax Laboratories, Inc.*                                                                      70,000       1,456,700
Neurocrine Biosciences, Inc.*                                                                  70,000       4,594,100
NPS Pharmaceuticals, Inc.*                                                                     80,000       2,004,000
Pfizer, Inc.                                                                                   83,400       2,982,384
Rigel Pharmaceuticals, Inc.*                                                                  100,000       2,121,000
Roche Holding AG (Switzerland)                                                                 12,000       1,258,677
Shire Pharmaceuticals Group Plc (ADR) (United Kingdom)*                                        85,000       2,358,750
Taro Pharmaceutical Industries Ltd. (Israel)*                                                  36,000       1,557,000

Mortgage Banking 0.69%                                                                                      1,374,400
Fannie Mae                                                                                     20,000       1,374,400

Telecommunications 4.71%                                                                                    9,349,165
American Tower Corp. (Class A)* +                                                             102,400       1,274,880
Andrew Corp.*                                                                                  38,850         658,508
Motorola, Inc.                                                                                149,659       2,731,277
QUALCOMM, Inc.* +                                                                              75,000       4,684,500

See notes to
financial statements.

10



                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                            RATE      (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 9.20%                                                                              $18,285,211
(Cost $18,285,211)

Joint Repurchase Agreement 1.25%
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. --
Dated 04-30-04, due 05-03-04 (Secured by
U.S. Treasury Inflation Indexed Bond, 3.875%
due 04-15-29, and U.S. Treasury Inflation
Indexed Note, 3.000% due 07-15-12)                                            0.93%            $2,484       2,484,000


                                                                                               SHARES
Cash Equivalents 7.95%
AIM Cash Investment Trust **                                                               15,801,211      15,801,211

TOTAL INVESTMENTS 108.30%                                                                                $215,149,435

OTHER ASSETS AND LIABILITIES, NET (8.30%)                                                                ($16,488,426)

TOTAL NET ASSETS 100.00%                                                                                 $198,661,009

 * Non-income-producing security.

 + All or a portion of this security is on loan as of April 30, 2004

** Represents investment of securities lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

April 30, 2004
(unaudited)

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and the
maximum
offering price
per share.

ASSETS
Investments at value (cost $192,802,347)
including $15,002,168 of securities loaned                       $215,149,435
Receivable for investments sold                                     1,164,481
Receivable for shares sold                                             44,545
Dividends and interest receivable                                     159,824
Other assets                                                            8,611

Total assets                                                      216,526,896

LIABILITIES
Due to custodian                                                      427,790
Payable for investments purchased                                   1,069,587
Payable for shares repurchased                                        217,463
Payable for securities on loan                                     15,801,211
Payable to affiliates
Management fees                                                       170,458
Distribution and service fees                                          12,825
Other                                                                 107,432
Other payables and accrued expenses                                    59,121

Total liabilities                                                  17,865,887

NET ASSETS
Capital paid-in                                                   401,902,521
Accumulated net realized loss on investments
and foreign currency transactions                                (224,398,403)
Net unrealized appreciation of investments and
translation of assets and liabilities in foreign currencies        22,348,108
Accumulated net investment loss                                    (1,191,217)

Net assets                                                       $198,661,009

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($64,533,190 [DIV] 11,355,901 shares)                           $5.68
Class B ($97,809,538 [DIV] 17,643,750 shares)                           $5.54
Class C ($36,318,281 [DIV] 6,551,457 shares)                            $5.54

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($5.68 [DIV] 95%)                                             $5.98
Class C ($5.54 [DIV] 99%)                                               $5.60

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the period ended
April 30, 2004
(unaudited) 1

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,399)             $1,001,766
Securities lending                                                     45,841
Interest                                                               21,288

Total investment income                                             1,068,895

EXPENSES
Investment management fees                                          1,063,249
Class A distribution and service fees                                 103,107
Class B distribution and service fees                                 521,319
Class C distribution and service fees                                 198,240
Transfer agent fees                                                   561,488
Custodian fees                                                         47,702
Accounting and legal services fees                                     31,897
Registration and filing fees                                           16,588
Printing                                                               15,681
Professional fees                                                      12,253
Miscellaneous                                                           8,363
Trustees' fees                                                          5,627
Interest                                                                4,876
Securities lending fees                                                 1,124

Total expenses                                                      2,591,514
Less expense reductions                                              (333,463)

Net expenses                                                        2,258,051

Net investment loss                                                (1,189,156)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on
Investments                                                           (96,652)
Foreign currency transactions                                          (2,407)
Change in net unrealized appreciation (depreciation) of
Investments                                                         7,783,701
Translation of assets and liabilities in foreign currencies               420

Net realized and unrealized gain                                    7,685,062

Increase in net assets from operations                             $6,495,906

1 Semiannual period from 11-1-03 through 4-30-04.

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                      YEAR        PERIOD
                                                     ENDED         ENDED
                                                  10-31-03       4-30-04 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                            ($2,264,556)  ($1,189,156)
Net realized loss                              (51,590,047)      (99,059)
Change in net unrealized
appreciation (depreciation)                     94,112,450     7,784,121

Increase in net assets
resulting from operations                       40,257,847     6,495,906
From Fund share transactions                   (35,411,929)  (21,099,446)

NET ASSETS
Beginning of period                            208,418,631   213,264,549

End of period 2                               $213,264,549  $198,661,009

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

2 Accumulated net investment loss of $2,061 and $1,191,217, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.


PERIOD ENDED                                          10-31-00 1  10-31-01    10-31-02    10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00       $9.54       $5.87       $4.49       $5.51
Net investment income (loss) 3                            0.01       (0.05)      (0.05)      (0.03)      (0.02)
Net realized and unrealized gain
(loss) on investments                                    (0.47)      (3.61)      (1.33)       1.05        0.19
Total from
investment operations                                    (0.46)      (3.66)      (1.38)       1.02        0.17
Less distributions
From net investment income                                  --       (0.01)         --          --          --
Net asset value,
end of period                                            $9.54       $5.87       $4.49       $5.51       $5.68
Total return 4,5 (%)                                     (4.60) 6   (38.37)     (23.51)      22.72        3.09 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                              $86         $99         $65         $69         $65
Ratio of expenses
to average net assets (%)                                 1.65 7      1.65        1.65        1.65        1.65 7
Ratio of adjusted expenses
to average net assets 8 (%)                               1.75 7      1.85        1.88        2.02        1.96 7
Ratio of net investment income (loss)
to average net assets (%)                                 0.57 7     (0.70)      (0.91)      (0.64)      (0.64)7
Portfolio turnover (%)                                      11         116          68          76          31

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES


PERIOD ENDED                                          10-31-00 1  10-31-01    10-31-02    10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00       $9.54       $5.83       $4.42       $5.40
Net investment loss 3                                       -- 9     (0.10)      (0.09)      (0.06)      (0.04)
Net realized and unrealized
gain (loss) on investments                               (0.46)      (3.61)      (1.32)       1.04        0.18
Total from
investment operations                                    (0.46)      (3.71)      (1.41)       0.98        0.14
Net asset value,
end of period                                            $9.54       $5.83       $4.42       $5.40       $5.54
Total return 4,5 (%)                                     (4.60) 6   (38.89)     (24.19)      22.17        2.59 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                             $125        $161        $102        $104         $98
Ratio of expenses to
average net assets (%)                                    2.34 7      2.35        2.35        2.35        2.35 7
Ratio of adjusted expenses to
average net assets 8 (%)                                  2.44 7      2.55        2.58        2.72        2.66 7
Ratio of net investment loss to
average net assets (%)                                   (0.13) 7    (1.40)      (1.61)      (1.34)      (1.35) 7
Portfolio turnover (%)                                      11         116          68          76          31

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES


PERIOD ENDED                                          10-31-00 1  10-31-01    10-31-02    10-31-03     4-30-04 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
beginning of period                                     $10.00       $9.54       $5.83       $4.42       $5.40
Net investment loss 3                                       -- 9     (0.10)      (0.09)      (0.06)      (0.04)
Net realized and unrealized
gain (loss) on investments                               (0.46)      (3.61)      (1.32)       1.04        0.18
Total from
investment operations                                    (0.46)      (3.71)      (1.41)       0.98        0.14
Net asset value,
end of period                                            $9.54       $5.83       $4.42       $5.40       $5.54
Total return 4,5 (%)                                     (4.60) 6   (38.89)     (24.19)      22.17        2.59 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in millions)                                              $53         $69         $42         $41         $36
Ratio of expenses
to average net assets (%)                                 2.34 7      2.35        2.35        2.35        2.35 7
Ratio of adjusted expenses
to average net assets 8 (%)                               2.44 7      2.55        2.58        2.72        2.66 7
Ratio of net investment loss
to average net assets (%)                                (0.13) 7    (1.40)      (1.61)      (1.34)      (1.34) 7
Portfolio turnover (%)                                      11         116          68          76          31

1 Class A, Class B and Class C shares began operations on 9-22-00.

2 Semiannual period from 11-01-03 through 4-30-04. Unaudited.

3 Based on average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Less than $0.01 per share.

See notes to
financial statements.

NOTES TO
STATEMENTS

Unaudited

NOTE A
Accounting policies

John Hancock Growth Trends Fund (the "Fund") is a diversified series of John Hancock Equity Trust, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital. The Fund will invest in a number of industry groups without concentration in any particular industry.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign currency translation" below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency
translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2004.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2004, the Fund loaned securities having a market value of $15,002,168 collateralized by cash in the amount of $15,801,211. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on April 30, 2004.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $223,630,898 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2008 -- $307,599, October 31, 2009 -- $84,312,445, October 31, 2010 -- $87,616,374 and October 31, 2011
-- $51,394,480.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 1.00% of the Fund's average daily net asset value. The Adviser has a subadvisory agreement with Mercury Advisors. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's total expenses, excluding distribution and service fees, to 1.35% of the Fund's average daily net asset value, at least until February 28, 2005. Accordingly, the expense reductions related to total expense limitation amounted to $306,267 for the period ended April 30, 2004. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $87,378 with regard to sales of Class A shares. Of this amount, $13,385 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $48,032 was paid as sales commissions to unrelated broker-dealers and $25,961 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended April 30, 2004, JH Funds received net up-front sales charges of $6,557 with regard to sales of Class C shares. Of this amount, $6,439 was paid as sales commissions to unrelated broker-dealers and $118 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2004, CDSCs received by JH Funds amounted to $227,782 for Class B shares and $5,714 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services reduced the transfer agent fee for Class A, Class B and Class C shares by $27,196, during the period ended April 30, 2004. Signature Services reserves the right to terminate this limitation in the future.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average daily net asset value of the Fund. The Fund also paid the Adviser the amount of $138 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                                 YEAR ENDED 10-31-03           PERIOD ENDED 4-30-041
                              SHARES          AMOUNT           SHARES         AMOUNT
CLASS A SHARES
Sold                       1,904,610      $9,337,076          780,734     $4,501,395
Repurchased               (3,866,431)    (18,250,013)      (1,893,267)   (10,958,613)
Net decrease              (1,961,821)    ($8,912,937)      (1,112,533)   ($6,457,218)

CLASS B SHARES
Sold                       1,542,219      $7,313,411          610,100     $3,438,418
Repurchased               (5,376,766)    (25,094,848)      (2,239,986)   (12,649,025)
Net decrease              (3,834,547)   ($17,781,437)     (1,629,886)    ($9,210,607)

CLASS C SHARES
Sold                         518,564      $2,468,614          237,744     $1,346,625
Repurchased               (2,399,620)    (11,186,169)      (1,196,116)    (6,778,246)
Net decrease              (1,881,056)    ($8,717,555)        (958,372)   ($5,431,621)

NET DECREASE              (7,677,424)   ($35,411,929)      (3,700,791)  ($21,099,446)

1 Semiannual period from 11-1-03 through 4-30-04. Unaudited.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2004, aggregated $63,766,435 and $83,552,546, respectively.

The cost of investments owned on April 30, 2004, including short-term investments, for federal income tax purposes, was $193,283,608. Gross unrealized appreciation and depreciation of investments aggregated $28,925,796 and $7,059,969, respectively, resulting in net unrealized appreciation of $21,865,827. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

OUR FAMILY
OF FUNDS

----------------------------------------------------------
Equity                  Balanced Fund
                        Classic Value Fund
                        Core Equity Fund
                        Focused Equity Fund
                        Growth Trends Fund
                        International Fund
                        Large Cap Equity Fund
                        Large Cap Growth Fund
                        Large Cap Select Fund
                        Mid Cap Growth Fund
                        Multi Cap Growth Fund
                        Small Cap Equity Fund
                        Small Cap Growth Fund
                        Sovereign Investors Fund
                        U.S. Global Leaders Growth Fund

----------------------------------------------------------
Sector                  Biotechnology Fund
                        Financial Industries Fund
                        Health Sciences Fund
                        Real Estate Fund
                        Regional Bank Fund
                        Technology Fund

----------------------------------------------------------
Income                  Bond Fund
                        Government Income Fund
                        High Income Fund
                        High Yield Fund
                        Investment Grade Bond Fund
                        Strategic Income Fund

----------------------------------------------------------
Tax-Free Income         California Tax-Free Income Fund
                        High Yield Municipal Bond Fund
                        Massachusetts Tax-Free Income Fund
                        New York Tax-Free Income Fund
                        Tax-Free Bond Fund

----------------------------------------------------------
Money Market            Money Market Fund
                        U.S. Government Cash Reserve


For more complete information on any John Hancock fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

FOR YOUR
INFORMATION

TRUSTEES
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson

*Members of the Audit Committee

OFFICERS

James A. Shepherdson
President and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President and Secretary

William H. King
Vice President and Treasurer

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUB-INVESTMENT ADVISER

Mercury Advisors
800 Scudders Mill Road
Plainsboro, New Jersey 08536

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   John Hancock Signature Services, Inc.
                                  1 John Hancock Way, Suite 1000
                                  Boston, MA 02217-1000

By express mail                   John Hancock Signature Services, Inc.
                                  Attn: Mutual Fund Image Operations
                                  529 Main Street
                                  Charlestown, MA 02129

Customer service representatives  1-800-225-5291

24-hour automated information     1-800-338-8080

TDD line                          1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Growth Trends Fund.

460SA 4/04
6/04

 ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter".

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter".

(c)(2) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Equity Trust


By:
---------------------------------
James A. Shepherdson
President and Chief Executive Officer


Date:    June 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
---------------------------------
James A. Shepherdson
President and Chief Executive Officer


Date:    June 24, 2004


By:
---------------------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    June 24, 2004